Stockholders' Equity	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY
7.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each outstanding share of common stock was changed into 0.25 shares of common stock, and the Company decreased its authorized common stock in the same ratio from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 25,000,000 authorized shares to 250,000,000 authorized shares.

On July 26, 2022, the Board of Directors of the Company approved a 7-for-6 forward stock split, effective for trading purposes as of August 12, 2022, pursuant to which each shareholder as of the August 15, 2022 record date received one (1) additional share for each six (6) shares held as of the record date. Pursuant to the operation of the amendment providing for the forward stock split filed with the Secretary of State of Nevada on August 4, 2022, the authorized common stock of the Company was increased from 250,000,000 shares to 291,666,666 shares in connection with the forward split.

Activity during the Three Months Ended April 30, 2024

(a)	As of April 30, 2024, the Company holds 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the three months ended April 30, 2024.

(b)

On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors, of which $7.12 million is from related parties, (the “Offering”) of 2,100,000 units (“Units”), at a price of $4.00 per Unit, consisting of one share of common stock (“Shares”) and a Warrant to purchase two Shares of common stock, the Warrant having an exercise price of $6.43, are exercisable by payment of the exercise price in cash only and expire April 19, 2029, five years from the date of issuance (“Warrants”). The offering was made solely to investors residing outside the United States and was not registered under the Security Act of 1933, as amended, (the “Security Act”), or the security law of any jurisdiction, including outside the United States, but was made privately by the Company pursuant to the exemptions from registration provided in the SEC’s Regulation S and other exemptions under the Securities Act. See Note 6 for further information.

Activity during the Three Months Ended January 31, 2023

(a)	As of April 30, 2023, the Company held 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the three months ended April 30, 2023.

8.	STOCKHOLDERS’ EQUITY

Preferred Stock

On January 15, 2016, the board of directors of the Company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 10,000,000 shares of Preferred Stock, par value $0.001 per share.

On May 24, 2019, the board of directors created a series of preferred stock consisting of 2,500,000 shares designated as the Series A Convertible Preferred Stock (“Series A Preferred Stock”). On June 20, 2019, the Series A preferred Stock was terminated, and the 2,500,000 shares were restored to the status of authorized but unissued shares of Preferred Stock, without designation as to series, until such stock is once more designated as part of a particular series by the board of directors.

Common Stock

On June 25, 2019, the Company effected a one-for-four reverse stock split, pursuant to which each outstanding share of common stock was changed into 0.25 shares of common stock, and the Company decreased its authorized common stock in the same ratio from 100,000,000 to 25,000,000 shares.

On January 27, 2020, the Company amended its Articles of Incorporation to increase its authorized common shares from 25,000,000 authorized shares to 250,000,000 authorized shares.

On July 26, 2022, the Board of Directors of the Company approved a 7-for-6 forward stock split, effective for trading purposes as of August 12, 2022, pursuant to which each shareholder as of the August 15, 2022 record date received one (1) additional share for each six (6) shares held as of the record date. Pursuant to the operation of the amendment providing for the forward stock split filed with the Secretary of State of Nevada on August 4, 2022, the authorized common stock of the Company was increased from 250,000,000 shares to 291,666,666 shares in connection with the forward split.

Activity during the Year Ended January 31, 2024

(a)	As of January 31, 2024, the Company holds 10,000 of its shares comprising $32,641 of treasury stock. There was no activity during the year ended January 31, 2024.

(b)	In December 2024, TII Jet Services LDA converted $2,000,000 of its outstanding credit facility and $53,436 of accrued interest into 1,026,720 shares of the Company’s common stock. The fair value of the common stock at the date of issuance was $2,554,423, resulting in a $554,423 loss on extinguishment.

Activity during the Year Ended January 31, 2023

(a)	In March and May 2022, the Company purchased 35,584 shares of its common stock for $119,006 and recorded the purchase as Treasury Stock. In May and December 2022, the Company issued 33,397 shares of stock awards to management, directors and employees from the treasury shares and recorded compensation expense of $113,155 In December 2022, the Company issued 25,000 shares from the treasury shares to non-employees in connection of the termination of the Rambam license agreement. As of January 31, 2023, the Company held 10,000 of its shares comprising $32,641 of treasury stock.

(b)	On July 29, 2022, the Company received proceeds of $296,875 from the exercise of warrants and issued 55,417 shares of common stock.

(c)	In July 2022, the Company cancelled 1,400,000 shares received in connection with the settlement of a lawsuit. See Note 11 for further information.